Schedule of Investments
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–158.78%(a)
Alabama–1.33%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$ 4,500	$ 5,362,755
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025	515	534,236
Series 2016, RB	5.75%	06/01/2045	20	20,984
Lower Alabama Gas District (The); Series 2016 A, RB(b)	5.00%	09/01/2046	2,400	3,654,642
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(c)	5.25%	05/01/2044	860	988,857
				10,561,474
Alaska–0.57%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB(b)	5.50%	10/01/2041	4,465	4,533,576
Arizona–4.11%
Arizona (State of) Health Facilities Authority (Phoenix Children’s Hospital); Series 2012, Ref. RB	5.00%	02/01/2042	4,450	4,590,010
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	1,905	2,170,768
Arizona (State of) Industrial Development Authority; Series 2020 A, RB(c)	5.00%	12/15/2050	405	463,969
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	5.00%	01/01/2036	1,650	1,724,644
Series 2019 A, RB	4.25%	01/01/2039	100	96,393
Series 2019 B, RB	5.13%	01/01/2054	85	83,346
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB(c)	5.00%	07/01/2037	680	701,880
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2031	1,220	1,328,241
Series 2017, Ref. RB	5.00%	11/15/2045	980	1,046,826
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2048	700	811,238
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(c)	5.00%	07/01/2054	550	632,658
Mesa (City of), AZ; Series 2013, RB(b)(d)(e)	5.00%	07/01/2022	7,600	7,998,664
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(c)	6.50%	07/01/2034	435	504,802
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2042	2,665	2,778,902
Phoenix Civic Improvement Corp.; Series 2020-XM0924, RB(b)	5.00%	07/01/2044	2,005	2,602,300
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(c)	5.00%	06/15/2052	360	382,525
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(c)	5.25%	07/01/2048	1,175	1,234,170
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center);
Series 2014 A, RB	5.00%	08/01/2032	1,050	1,189,505
Series 2014 A, RB	5.25%	08/01/2032	2,000	2,288,098
				32,628,939
California–21.75%
Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGC)(f)(g)	0.00%	08/01/2035	3,010	2,308,638
Series 2009 B, GO Bonds (INS - AGC)(f)(g)	0.00%	08/01/2036	2,675	1,993,308
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(b)(d)(e)(h)	5.00%	04/01/2027	2,325	2,910,272
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(g)	0.00%	08/01/2026	2,720	2,628,444
Series 2009, GO Bonds(g)	0.00%	08/01/2031	5,270	4,560,490
California (County of), CA Tobacco Securitization Agency; Series 2020 A, Ref. RB	4.00%	06/01/2039	250	301,468
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(g)	0.00%	06/01/2055	10,335	832,184
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	$ 100	$ 123,570
Series 2020 B-2, Ref. RB(g)	0.00%	06/01/2055	1,680	333,743
California (State of);
Series 2012, GO Bonds	5.25%	04/01/2035	4,135	4,309,138
Series 2013, GO Bonds	5.00%	04/01/2037	1,800	1,951,964
Series 2020-XM0909, GO Bonds(b)	3.00%	11/01/2050	2,350	2,527,882
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(c)	5.00%	04/01/2049	835	954,280
California (State of) Housing Finance Agency;
Series 2019 A-2, RB	4.00%	03/20/2033	494	583,675
Series 2021-1, Class A, Ctfs.	3.50%	11/20/2035	838	982,576
California (State of) Infrastructure & Economic Development Bank; Series 2003 A, RB(d)(e)	5.00%	01/01/2028	4,500	5,719,598
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(c)	5.00%	06/01/2048	195	219,315
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2035	1,245	1,525,583
California (State of) Municipal Finance Authority (Green Bonds); Series 2021, RB (INS -BAM)(f)	4.00%	05/15/2040	600	720,983
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(i)	5.00%	12/31/2037	2,000	2,448,626
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB(i)	4.00%	07/15/2029	1,680	1,950,000
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB	5.00%	08/01/2039	250	282,671
California (State of) Pollution Control Finance Authority;
Series 2012, RB(c)(i)	5.00%	07/01/2027	1,135	1,219,269
Series 2012, RB(c)(i)	5.00%	07/01/2030	1,400	1,502,573
Series 2012, RB(c)(i)	5.00%	07/01/2037	3,075	3,249,308
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	755	857,334
Series 2016 A, RB(c)	5.00%	12/01/2041	1,275	1,440,887
Series 2016 A, RB(c)	5.25%	12/01/2056	995	1,122,995
California Infrastructure & Economic Development Bank;
Series 2003 A, RB(b)(d)(e)	5.00%	01/01/2028	6,700	8,534,820
Series 2003 A(b)(d)(e)	5.00%	01/01/2028	3,300	4,203,717
California State University; Series 2020-XM0923, RB(b)	5.00%	11/01/2048	2,080	2,607,526
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(f)(g)	0.00%	08/01/2029	1,360	1,220,704
CSCDA Community Improvement Authority; Series 2021, RB(c)	4.00%	08/01/2056	505	549,673
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021-A, RB(c)	3.13%	08/01/2056	840	837,306
CSCDA Community Improvement Authority (Social Bonds); Series 2021 A-2, RB(c)	4.00%	09/01/2056	840	924,978
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds(g)	0.00%	08/01/2043	2,120	1,200,045
Series 2009, GO Bonds(g)	0.00%	08/01/2044	1,090	595,878
Series 2009, GO Bonds(g)	0.00%	08/01/2045	6,270	3,308,419
Series 2009, GO Bonds(g)	0.00%	08/01/2048	4,610	2,204,964
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(g)	0.00%	08/01/2031	4,155	3,491,973
Series 2009 A, GO Bonds(g)	0.00%	08/01/2032	3,165	2,594,845
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2030	3,200	3,481,102
Series 2018 A-1, Ref. RB	5.00%	06/01/2035	1,375	1,659,048
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	1,595	1,651,827
Los Angeles (City of), CA Department of Water & Power;
Series 2012 A, RB(b)	5.00%	07/01/2043	6,240	6,553,544
Series 2012 B, RB(b)	5.00%	07/01/2043	9,805	10,297,676
Menifee Union School District (Election of 2008);
Series 2009 C, GO Bonds (INS - AGC)(f)(g)	0.00%	08/01/2034	1,665	1,273,460
Series 2009 C, GO Bonds (INS - AGC)(f)(g)	0.00%	08/01/2035	300	222,794
Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS - AMBAC)(f)(g)	0.00%	08/01/2029	3,350	2,934,660
M-S-R Energy Authority;
Series 2009 B, RB	6.13%	11/01/2029	990	1,261,908
Series 2009 B, RB	7.00%	11/01/2034	585	925,580
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(j)	6.25%	08/01/2043	1,985	2,253,495
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds(g)	0.00%	08/01/2028	$ 2,400	$ 2,201,249
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGM)(f)(g)	0.00%	08/01/2034	3,825	2,906,520
Series 2009 B, GO Bonds (INS - AGM)(f)(g)	0.00%	08/01/2035	4,120	3,042,593
Series 2009 B, GO Bonds (INS - AGM)(f)(g)	0.00%	08/01/2036	300	214,994
Series 2009 B, GO Bonds (INS - AGM)(f)(g)	0.00%	08/01/2037	1,785	1,239,738
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);
Series 2009 A, GO Bonds(g)	0.00%	08/01/2028	7,840	7,165,192
Series 2009 A, GO Bonds(g)	0.00%	08/01/2031	8,475	7,144,183
Regents of the University of California; Series 2013 AI, RB(b)	5.00%	05/15/2033	6,000	6,539,609
San Buenaventura (City of), CA (Community Memorial Health System); Series 2011, RB(d)(e)	7.50%	12/01/2021	2,180	2,258,151
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport); Series 2019 A, Ref. RB(i)	5.00%	05/01/2036	1,165	1,463,294
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGM)(f)(g)	0.00%	09/01/2030	1,600	1,388,945
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	570	621,632
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(g)	0.00%	06/01/2041	3,445	1,124,553
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015, Ref. RB	5.00%	09/01/2031	2,450	2,825,434
University of California;
Series 2018 AZ, Ref. RB(b)	4.00%	05/15/2048	2,385	2,755,106
Series 2020 BE, Ref. RB	4.00%	05/15/2047	2,350	2,795,363
Series 2021-XF1212, Revenue Ctfs.(b)	4.00%	05/15/2051	2,565	3,073,076
William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds(g)	0.00%	08/01/2033	11,350	9,138,211
Yosemite Community College District (Election of 2004); Series 2008 C, GO Bonds (INS - AGM)(f)(g)	0.00%	08/01/2022	525	523,472
				172,772,031
Colorado–3.65%
Aurora Crossroads Metropolitan District No. 2; Series 2020 B, GO Bonds	7.75%	12/15/2050	500	522,856
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,045	1,147,181
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,155	1,408,267
Colorado (State of) Health Facilities Authority (Commonspirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,675	1,897,641
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)); Series 2017, Ref. RB(d)(e)	5.00%	06/01/2027	580	720,445
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB(b)	5.50%	01/01/2035	8,100	9,133,242
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	500	542,411
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	542,039
Colorado Health Facilities Authority; Series 2020-XX1130, Ctfs.(b)(h)	5.00%	08/01/2044	1,260	1,557,910
Denver (City & County of), CO; Series 2018 A, Ref. RB(b)(i)	5.25%	12/01/2048	5,740	7,096,022
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	460	502,086
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	740	799,165
Mirabelle Metropolitan District No. 2; Series 2020, GO Bonds	5.00%	12/01/2049	645	699,238
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	700	753,191
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	556,253
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	4.15%	12/01/2030	500	556,963
White Buffalo Metropolitan District No. 3; Series 2020, GO Bonds	5.50%	12/01/2050	500	550,851
				28,985,761
District of Columbia–2.82%
District of Columbia;
Series 2006 B-1, RB (INS - NATL)(f)	5.00%	02/01/2031	550	551,485
Series 2014 C, GO Bonds(b)	5.00%	06/01/2035	6,060	6,842,820
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	310	321,476
District of Columbia Water & Sewer Authority; Series 2013 A, RB(b)(d)(e)	5.00%	10/01/2023	6,000	6,679,726
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2014 A, Ref. RB	5.00%	10/01/2053	5,905	6,108,356
Series 2019 B, Ref. RB	4.00%	10/01/2049	1,675	1,917,879
				22,421,742
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–9.32%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, RB	4.00%	12/01/2049	$ 500	$ 576,673
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,001,818
Broward (County of), FL;
Series 2015 A, RB(i)	5.00%	10/01/2045	1,280	1,479,078
Series 2017, RB(b)(h)(i)	5.00%	10/01/2047	3,615	4,380,555
Series 2019 B, RB(i)	4.00%	09/01/2044	840	970,108
Cape Coral (City of), FL;
Series 2011 A, Ref. RB(d)(e)	5.00%	10/01/2021	1,500	1,524,487
Series 2011, Ref. RB(d)(e)	5.00%	10/01/2021	4,130	4,196,721
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB(c)	6.00%	07/01/2045	250	268,157
Capital Trust Agency (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(c)	5.00%	07/01/2046	1,250	1,309,278
Central Florida Expressway Authority; Series 2020-XX1136, Ctfs.(b)(h)	5.00%	07/01/2049	2,390	2,989,258
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $2,198,211)(c)(k)(l)	7.75%	05/15/2035	2,250	1,530,000
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB(d)(e)	6.00%	04/01/2023	1,250	1,382,646
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	2,980	3,485,437
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(c)(i)	7.38%	01/01/2049	670	727,444
Greater Orlando Aviation Authority; Series 2019 A, RB(i)	4.00%	10/01/2044	1,000	1,150,305
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(i)	5.00%	10/01/2048	2,055	2,538,579
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	650	707,005
Series 2020 A, Ref. RB	5.75%	08/15/2050	285	309,425
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,055	1,139,363
Series 2020 B-3, Ref. RB	3.38%	08/15/2026	420	422,475
Martin (County of), FL Health Facilities Authority (Martin Memorial Medical Center);
Series 2012, RB(d)(e)	5.13%	11/15/2021	4,000	4,090,777
Series 2012, RB(d)(e)	5.50%	11/15/2021	1,100	1,126,830
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	820	907,641
Miami-Dade (County of), FL;
Series 2012 A, Ref. RB(d)(e)(i)	5.00%	10/01/2022	2,000	2,126,384
Series 2012 B, Ref. RB(d)(e)	5.00%	10/01/2022	1,000	1,065,275
Series 2012 B, Ref. RB(d)(e)	5.00%	10/01/2022	1,575	1,677,808
Series 2016 A, Ref. RB	5.00%	10/01/2041	1,195	1,437,831
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB(b)	5.00%	04/01/2053	3,180	3,814,402
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, Ref. RB (INS - AGM)(f)	5.00%	07/01/2035	3,415	3,424,723
Orange (County of), FL; Series 2012 B, Ref. RB(b)(d)(e)	5.00%	01/01/2022	7,500	7,715,022
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB(i)	5.00%	10/01/2047	975	1,181,477
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2050	1,490	554,198
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2052	455	156,187
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2053	1,700	561,095
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2054	390	123,743
Palm Beach (County of), FL Health Facilities Authority; Series 2020, RB	5.00%	06/01/2055	505	548,002
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, RB	5.00%	11/01/2043	2,030	2,110,644
Palm Beach (County of), FL Solid Waste Authority; Series 2016, RB(b)	5.00%	10/01/2031	2,790	2,834,665
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	825	998,614
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,335	1,495,983
Tender Option Bond Trust Receipts/Certificates; Series 2021-XM0942, Revenue Ctfs.(b)	4.00%	10/01/2048	3,315	3,977,076
				74,017,189
Georgia–1.34%
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2037	3,110	3,353,275
Brookhaven Development Authority;
Series 2020, RB(b)(h)	4.00%	07/01/2044	1,180	1,388,820
Series 2020, RB(b)(h)	4.00%	07/01/2049	1,670	1,946,511
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Fulton (County of), GA Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/2042	$ 510	$ 539,006
Private Colleges & Universities Authority (Mercer University);
Series 2012 A, RB	5.25%	10/01/2027	2,170	2,199,806
Series 2012 A, RB	5.00%	10/01/2032	1,220	1,233,485
				10,660,903
Hawaii–1.14%
Hawaii (State of);
Series 2015 A, RB(i)	5.00%	07/01/2045	1,575	1,807,971
Series 2018 A, RB(i)	5.00%	07/01/2043	1,605	1,983,238
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. RB(d)	5.50%	07/01/2043	3,000	3,293,993
Hawaii (State of) Department of Transportation (Airports Division); Series 2013, COP(i)	5.00%	08/01/2028	1,775	1,937,687
				9,022,889
Idaho–0.23%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032	730	773,698
Series 2017 A, Ref. RB	5.25%	11/15/2037	1,020	1,077,605
				1,851,303
Illinois–14.62%
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	630	708,406
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	395	442,720
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	315	352,295
Series 2008, Ref. RB (INS - AGM)(f)	5.00%	11/01/2027	280	280,926
Series 2012 A, GO Bonds	5.00%	01/01/2033	830	846,014
Series 2014, RB	5.00%	11/01/2044	765	864,903
Series 2014, Ref. RB (INS - AGM)(f)	5.00%	01/01/2030	1,000	1,078,103
Series 2015 A, GO Bonds	5.50%	01/01/2033	3,145	3,556,857
Series 2017 A, RB	5.00%	01/01/2047	2,500	2,958,911
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB(i)	5.50%	01/01/2031	2,280	2,451,795
Series 2013 B, Ref. RB	5.00%	01/01/2025	1,550	1,663,303
Series 2014 A, Ref. RB(i)	5.00%	01/01/2041	1,100	1,209,223
Chicago (City of), IL (O’Hare International Airport);
Series 2015 C, RB(i)	5.00%	01/01/2046	790	894,701
Series 2015 D, RB	5.00%	01/01/2046	555	638,036
Series 2016 C, Ref. RB	5.00%	01/01/2037	1,595	1,889,693
Series 2017 D, RB	5.25%	01/01/2042	1,265	1,559,423
Series 2017 D, RB(b)(h)(i)	5.00%	01/01/2052	5,000	5,965,387
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	955	1,124,971
Series 2018 A, Ref. GO Bonds (INS - AGM)(f)	5.00%	12/01/2029	1,000	1,268,799
Series 2018 A, Ref. GO Bonds (INS - AGM)(f)	5.00%	12/01/2031	625	786,095
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	995	1,057,654
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2023	500	550,519
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, GO Bonds	5.00%	12/01/2045	1,650	1,975,521
Chicago (City of), IL Transit Authority;
Series 2011, RB(b)(d)(e)(h)	5.25%	12/01/2021	7,490	7,683,228
Series 2014, RB	5.00%	12/01/2044	2,970	3,402,026
Cook (County of), IL Forest Preserve District;
Series 2012 B, Ref. GO Bonds(b)(h)	5.00%	12/15/2032	2,460	2,578,582
Series 2012 B, Ref. GO Bonds(b)(h)	5.00%	12/15/2037	2,460	2,574,635
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of);
Series 2012, Ref. GO Bonds	5.00%	08/01/2021	$ 1,035	$ 1,043,081
Series 2013, GO Bonds (INS - AGM)(f)	5.25%	07/01/2029	1,880	2,059,672
Series 2014, GO Bonds	5.25%	02/01/2033	1,100	1,209,691
Series 2014, GO Bonds	5.00%	05/01/2035	285	313,358
Series 2014, GO Bonds	5.00%	05/01/2036	1,000	1,098,309
Series 2016, GO Bonds	5.00%	11/01/2036	715	830,658
Series 2016, GO Bonds	5.00%	01/01/2041	1,750	1,980,020
Series 2017 A, GO Bonds	5.00%	12/01/2036	750	891,488
Series 2017 D, GO Bonds	5.00%	11/01/2024	115	132,073
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,840	2,222,594
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,135	1,384,072
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2021	830	843,016
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	580	615,527
Series 2020, GO Bonds	5.50%	05/01/2039	1,040	1,335,233
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2039	1,250	1,398,953
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(i)	8.00%	06/01/2032	360	360,438
Illinois (State of) Finance Authority (Navistar International Corp.); Series 2020, Ref. RB(c)(e)	4.75%	08/01/2030	840	895,605
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	2,205	2,541,549
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(d)(e)	6.75%	08/15/2023	1,430	1,618,426
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	1,940	2,250,279
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	4.00%	02/15/2027	280	277,312
Series 2017, Ref. RB	5.25%	02/15/2037	200	204,529
Series 2017, Ref. RB	5.25%	02/15/2047	835	841,475
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(b)(d)(e)	5.25%	04/01/2023	3,720	4,065,958
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, RB (INS - AGM)(f)(g)	0.00%	12/15/2029	2,500	2,138,236
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick PL); Series 2002 A, RB (INS - NATL)(f)(g)	0.00%	12/15/2029	3,520	2,972,694
Illinois (State of) Sports Facilities Authority (The);
Series 2014, Ref. RB (INS - AGM)(f)	5.25%	06/15/2031	1,060	1,179,650
Series 2014, Ref. RB (INS - AGM)(f)	5.25%	06/15/2032	965	1,071,796
Illinois (State of) Toll Highway Authority; Series 2013 A, RB(b)	5.00%	01/01/2038	12,300	13,158,573
Regional Transportation Authority;
Series 1999, Ref. RB (INS - AGM)(f)	5.75%	06/01/2021	4,000	4,000,000
Series 2000, RB (INS - NATL)(f)	6.50%	07/01/2030	2,280	3,086,986
Series 2018 B, RB	5.00%	06/01/2040	2,285	2,829,545
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB(b)	5.00%	01/01/2048	4,150	4,966,156
				116,179,678
Indiana–2.53%
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2055	460	518,910
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB(i)	5.00%	07/01/2035	500	544,669
Series 2013 A, RB(i)	5.00%	07/01/2048	510	554,526
Series 2013, RB(i)	5.00%	07/01/2040	3,365	3,663,757
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	5.00%	06/01/2039	3,325	3,419,402
Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB(b)	5.00%	02/01/2030	9,000	9,686,828
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(i)	6.75%	01/01/2034	1,500	1,693,685
				20,081,777
Iowa–1.33%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	420	433,704
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	1,300	1,423,750
Series 2013, Ref. RB(e)	5.25%	12/01/2037	1,190	1,313,817
Series 2019, Ref. RB	3.13%	12/01/2022	295	300,968
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2041	500	569,126
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	5.00%	06/01/2033	$ 1,230	$ 1,640,400
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	950	1,102,709
Series 2021 B-1, Ref. RB	0.38%	06/01/2030	70	70,053
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,475	1,719,298
Series 2021 B-2, Ref. RB(g)	0.00%	06/01/2065	11,245	1,986,228
				10,560,053
Kansas–0.33%
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,588,846
Series 2018 I, Ref. RB	5.00%	05/15/2047	1,000	1,050,861
				2,639,707
Kentucky–2.63%
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(e)(m)	1.43%	02/01/2025	700	706,353
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	2,770	3,090,900
Series 2015 A, RB	5.00%	01/01/2045	390	432,864
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	955	1,092,297
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	5.00%	09/01/2037	1,000	1,218,717
Kentucky (Commonwealth of) Public Energy Authority; Series 2019 C, RB(e)	4.00%	02/01/2028	1,480	1,763,845
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB	5.75%	07/01/2049	1,000	1,104,119
Kentucky (Commonwealth of) Turnpike Authority (Revitalization); Series 2012 A, RB(d)(e)	5.00%	07/01/2022	3,140	3,306,473
Kentucky Bond Development Corp.; Series 2020, RB (INS - BAM)(b)(f)(h)	5.00%	09/01/2044	3,860	4,828,221
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	3,000	3,333,696
				20,877,485
Louisiana–0.95%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist) (Green Bonds); Series 2019, RB(c)	3.90%	11/01/2044	975	1,027,183
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana); Series 2020, Ref. RB	4.00%	04/01/2050	670	767,938
St. Tammany (Parish of), LA Public Trust Financing Authority (Christwood); Series 2015, Ref. RB	5.25%	11/15/2037	1,850	1,998,156
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. RB	5.25%	05/15/2031	270	270,832
Series 2013 A, Ref. RB	5.25%	05/15/2032	1,410	1,470,811
Series 2013 A, Ref. RB	5.25%	05/15/2033	1,190	1,240,390
Series 2013 A, Ref. RB	5.25%	05/15/2035	750	812,551
				7,587,861
Maryland–1.68%
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB(c)	4.50%	02/15/2047	1,500	1,583,787
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health);
Series 2015, Ref. RB	5.00%	07/01/2040	4,250	4,930,134
Series 2016, Ref. RB	5.00%	07/01/2047	720	854,276
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB(d)(e)	5.00%	07/01/2024	1,465	1,676,460
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2051	1,000	1,134,234
Maryland (State of) Transportation Authority; Series 2021 A, Ref. RB	5.00%	07/01/2051	1,260	1,652,299
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	690	749,816
Rockville (City of), MD (Ingleside at King Farm);
Series 2017 B, RB	4.25%	11/01/2037	175	180,144
Series 2017 B, RB	5.00%	11/01/2047	550	586,539
				13,347,689
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–1.33%
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	$ 3,125	$ 3,635,048
Massachusetts (Commonwealth of) Port Authority; Series 2019 A, Ref. RB(i)	5.00%	07/01/2037	1,000	1,256,293
Massachusetts (Commonwealth of) Transportation Fund Revenue; Series 2016 B, RB	4.00%	06/01/2046	2,520	2,851,409
Massachusetts (Commonwealth of) Water Resources Authority; Series 2007 B, Ref. RB (INS - AGM)(f)	5.25%	08/01/2031	2,000	2,803,589
				10,546,339
Michigan–2.93%
Academy of Warren; Series 2020 A, Ref. RB(c)	5.00%	05/01/2035	290	306,066
Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	250	297,097
Detroit (City of), MI Downtown Development Authority (Catalyst Development); Series 2018 A, Ref. RB (INS - AGM)(b)(f)(h)	5.00%	07/01/2036	2,000	2,250,373
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2047	1,390	1,502,010
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB(b)	5.00%	04/15/2041	2,715	3,233,065
Michigan (State of) Finance Authority; Series 2014 C-1, RB(d)(e)	5.00%	07/01/2022	1,095	1,153,053
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,745	2,031,372
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2038	750	945,614
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	550	624,435
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	550	625,341
Series 2015, Ref. RB	5.00%	07/01/2035	1,190	1,389,794
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	170	188,123
Series 2020, Ref. RB	5.00%	06/01/2045	490	534,665
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB(d)(e)	5.00%	06/01/2024	2,005	2,284,028
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. RB(b)(d)(h)	5.00%	12/01/2046	3,655	4,392,603
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB(c)	5.00%	07/01/2026	610	621,954
Michigan (State of) Strategic Fund (I-85 Improvement Project); Series 2018, RB(i)	5.00%	12/31/2032	750	935,888
				23,315,481
Minnesota–0.31%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	425	455,503
St. Cloud (City of), MN (CentraCare Health System); Series 2019, Ref. RB	5.00%	05/01/2048	1,235	1,527,370
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	430	462,292
				2,445,165
Missouri–1.62%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB(d)(e)	5.50%	09/01/2021	1,445	1,464,428
Series 2011 A, Ref. RB(d)(e)	5.50%	09/01/2021	825	836,092
Series 2011 A, Ref. RB	5.50%	09/01/2027	980	992,621
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(i)	5.00%	03/01/2046	1,215	1,488,879
Series 2019 B, RB (INS - AGM)(f)(i)	5.00%	03/01/2049	1,005	1,235,411
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	475	522,525
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	340	411,200
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills);
Series 2012, RB	5.00%	09/01/2042	2,000	2,063,445
Series 2013 A, RB	5.50%	09/01/2033	1,375	1,488,415
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	2,070	2,343,036
				12,846,052
Nebraska–1.26%
Central Plains Energy Project (No. 3);
Series 2012, RB(n)	5.00%	09/01/2032	4,690	4,969,052
Series 2017 A, Ref. RB	5.00%	09/01/2042	920	1,363,550
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska–(continued)
Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	$ 1,000	$ 1,098,981
Lincoln (County of), NE Hospital Authority No. 1 (Great Plains Regional Medical Center); Series 2012, Ref. RB(d)(e)	5.00%	11/01/2021	2,500	2,550,040
				9,981,623
New Hampshire–0.36%
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,800	2,874,300
New Jersey–5.50%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(f)	5.75%	11/01/2028	920	1,137,783
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(b)(f)(h)	5.50%	09/01/2022	3,720	3,963,325
Series 2005, Ref. RB (INS - AMBAC)(f)	5.50%	09/01/2024	3,390	3,953,848
Series 2017 DDD, RB	5.00%	06/15/2032	1,030	1,245,457
Series 2021, RB	4.00%	06/15/2038	1,000	1,173,725
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(i)	5.13%	09/15/2023	680	720,323
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(i)	5.00%	10/01/2037	945	1,109,079
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(i)	5.38%	01/01/2043	2,000	2,241,428
New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. RB(i)	5.00%	12/01/2024	1,100	1,267,425
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AGC)(f)(g)	0.00%	12/15/2026	14,305	13,501,181
Series 2018 A, Ref. RB	5.00%	12/15/2024	1,000	1,159,966
Series 2018 A, Ref. RB	5.00%	12/15/2035	880	1,096,187
Series 2018 A, Ref. RN(b)(h)	5.00%	06/15/2029	1,575	1,874,775
Series 2018 A, Ref. RN(b)(h)	5.00%	06/15/2030	535	633,691
Series 2018 A, Ref. RN	5.00%	06/15/2031	995	1,175,340
Series 2022 AA, Ref. RB	5.00%	06/15/2036	1,845	2,283,665
Subseries 2016 A-1, RN	5.00%	06/15/2028	960	1,148,896
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,480	2,963,557
Series 2018 A, Ref. RB	5.25%	06/01/2046	835	1,017,467
				43,667,118
New York–22.99%
Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB(c)(i)	5.00%	01/01/2035	1,600	1,791,521
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,500	2,502,974
Hudson Yards Infrastructure Corp; Series 2020-XF2859, Ctfs. (INS - AGM)(b)(f)	4.00%	02/15/2047	1,500	1,675,063
Long Island (City of), NY Power Authority; Series 2014 A, Ref. RB	5.00%	09/01/2044	2,870	3,231,556
Metropolitan Transportation Authority;
Series 2012 A, Ref. RB(b)	5.00%	11/15/2027	10,000	10,690,098
Series 2016 A, Ref. RB	5.25%	11/15/2032	630	775,121
Series 2019 A, RB (INS - AGM)(b)(f)	4.00%	11/15/2046	2,685	3,083,161
Series 2020 A-2, RB	4.00%	02/01/2022	1,175	1,204,298
Metropolitan Transportation Authority (Green Bonds);
Series 2017 C-1, Ref. RB	5.00%	11/15/2023	605	673,173
Series 2020 C-1, RB	5.25%	11/15/2055	1,340	1,671,472
Monroe County Industrial Development Corp. (University of Rochester); Series 2020 A, RB(b)	4.00%	07/01/2050	4,675	5,488,012
New York & New Jersey (States of) Port Authority; Two Hundred Seventh Series 2018, Ref. RB(b)(h)(i)	5.00%	09/15/2028	3,255	4,120,513
New York (City of), NY;
Series 2020-XM0925, GO Bonds(b)	5.00%	08/01/2043	2,335	2,978,515
Series 2021-XM0937, Revenue Ctfs.(b)	4.00%	03/01/2047	2,600	3,087,415
New York (City of), NY Industrial Development Agency (Yankee Stadium); Series 2020, Ref. RB (INS - AGM)(f)	3.00%	03/01/2049	2,525	2,664,068
New York (City of), NY Municipal Water Finance Authority;
Series 2012 FF, RB(b)	5.00%	06/15/2045	10,545	11,053,310
Subseries 2012 A-1, VRD RB(o)	0.01%	06/15/2044	490	490,000
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB	5.00%	05/01/2038	$ 1,465	$ 1,592,133
Subseries 2012 E-1, RB(b)	5.00%	02/01/2037	6,845	7,053,828
Subseries 2013, RB(b)	5.00%	11/01/2038	4,500	4,986,455
New York (City of), NY Water & Sewer System;
Series 2019 EE-2, Ref. RB(b)	4.00%	06/15/2040	2,790	3,299,344
Series 2020 GG-1, RB(b)	5.00%	06/15/2048	6,395	8,167,226
New York (County of), NY Tobacco Trust V; Series 2005 S-2, RB(g)	0.00%	06/01/2050	10,140	1,688,649
New York (County of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	3,135	4,124,715
New York (State of) Dormitory Authority; Series 2021-XM0939, Revenue Ctfs.(b)	4.00%	03/15/2042	4,280	5,127,948
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(f)	5.50%	05/15/2028	2,900	3,789,065
Series 2005 A, RB (INS - AMBAC)(f)	5.50%	05/15/2029	2,455	3,274,424
New York (State of) Dormitory Authority (General Purpose);
Series 2013 A, RB(d)(e)	5.00%	02/15/2023	1,000	1,083,522
Series 2014 C, RB(b)	5.00%	03/15/2040	4,840	5,423,307
New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS - BHAC)(f)	5.50%	07/01/2031	1,040	1,358,385
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, RB(b)	5.00%	12/15/2031	10,000	11,202,075
New York City (City of), NY Transitional Finance Authority; Series 2020-XF2864, Ctfs.(b)	4.00%	11/01/2045	3,355	3,941,203
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(c)	5.00%	11/15/2044	6,095	6,745,040
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 1, Ref. RB(b)(h)	5.00%	09/15/2040	4,900	5,075,384
New York Power Authority; Series 2020-XF0956, Ctfs.(b)	4.00%	11/15/2050	3,690	4,335,247
New York State Dormitory Authority; Series 2020-XL0149, Ctfs.(b)	4.00%	03/15/2046	5,000	5,902,863
New York State Thruway Authority;
Series 2020-XM0830, Ctfs.(b)	4.00%	01/01/2050	4,790	5,538,696
Series 2020-XX1127, Ctfs. (INS - AGM)(b)(f)(h)	4.00%	01/01/2050	2,625	3,062,308
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(i)	5.00%	08/01/2021	2,085	2,100,974
Series 2020, Ref. RB(i)	5.25%	08/01/2031	660	788,342
Series 2020, Ref. RB(i)	5.38%	08/01/2036	960	1,205,335
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(i)	5.00%	08/01/2026	1,580	1,591,559
Series 2016, Ref. RB(i)	5.00%	08/01/2031	1,340	1,349,479
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(i)	5.00%	01/01/2031	235	287,382
Series 2018, RB(i)	5.00%	01/01/2033	2,075	2,523,691
Series 2018, RB(i)	5.00%	01/01/2034	1,000	1,213,253
Series 2018, RB(i)	4.00%	01/01/2036	1,495	1,705,368
New York Transportation Development Corp. (Delta Air Lines, Inc.-Laguardia); Series 2020, RB(i)	5.00%	10/01/2040	2,015	2,547,657
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(i)	5.00%	07/01/2046	3,055	3,457,007
Series 2016 A, RB(i)	5.25%	01/01/2050	1,660	1,886,628
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,500	1,513,609
Triborough Bridge & Tunnel Authority; Series 2020-XL0169, Revenue Ctfs.(b)	5.00%	05/15/2051	2,180	2,818,684
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2021 A, RB	5.00%	11/15/2051	670	862,405
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,575	2,837,919
				182,641,379
North Carolina–4.40%
Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2017 A, RB(b)	5.00%	07/01/2047	4,000	4,947,004
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health Obligated Group); Series 2021, RB(e)	5.00%	12/01/2028	840	1,085,623
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health); Series 2018 H, VRD RB(o)	0.01%	01/15/2048	4,000	4,000,000
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(o)	0.01%	01/15/2037	3,000	3,000,000
City of Charlotte NC Airport Special Facilities Revenue; Series 2017 A, RB(b)	5.00%	07/01/2042	1,915	2,375,466
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(i)	5.00%	06/30/2054	1,135	1,249,573
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2012 A, RB(b)(d)(e)	5.00%	06/01/2022	4,890	5,129,776
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–(continued)
North Carolina (State of) Medical Care Commission (Vidant Health); Series 2012 A, Ref. RB(d)(e)	5.00%	06/01/2022	$ 2,250	$ 2,360,326
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB(b)(d)(e)	5.00%	10/01/2025	9,050	10,835,466
				34,983,234
North Dakota–0.58%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043	2,140	2,469,740
Series 2017 C, RB	5.00%	06/01/2048	1,900	2,179,468
				4,649,208
Ohio–6.94%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	790	932,233
Allen (County of), OH (Catholic Health Partners); Series 2012 A, Ref. RB(d)(e)	5.00%	05/01/2022	3,300	3,448,605
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2039	1,230	1,362,575
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	500	592,540
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	475	563,803
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	3,190	3,692,985
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	8,620	9,992,632
Series 2020 B-3, Ref. RB(g)	0.00%	06/01/2057	8,650	1,393,291
Chillicothe (City of), OH (Adena Health System Obligated Group); Series 2017, Ref. RB	5.00%	12/01/2037	3,000	3,635,603
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.50%	01/01/2034	1,000	1,080,565
Cleveland (City of), OH;
Series 2008 B-2, RB (INS - NATL)(f)(g)	0.00%	11/15/2026	3,545	3,330,510
Series 2008 B-2, RB (INS - NATL)(f)(g)	0.00%	11/15/2028	3,845	3,443,563
Series 2008 B-2, RB (INS - NATL)(f)(g)	0.00%	11/15/2038	2,800	1,802,466
Columbus-Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(c)	5.00%	06/01/2028	795	851,809
Cuyahoga (County of), OH (Metrohealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	2,555	3,002,651
Series 2017, Ref. RB	5.50%	02/15/2052	1,590	1,888,179
Franklin (County of), OH (First Community Village Obligated Group); Series 2013, Ref. RB	5.25%	07/01/2033	2,000	2,008,110
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(d)(e)	8.00%	07/01/2022	1,005	1,083,295
Hamilton (County of), OH (Christ Hospital); Series 2012, RB(d)(e)	5.50%	06/01/2022	3,000	3,160,496
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref.RB	5.00%	01/01/2046	1,395	1,547,574
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	1,655	1,917,714
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,459,094)(c)(l)	6.00%	04/01/2038	1,490	717,521
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGM)(f)(i)	5.00%	12/31/2039	750	850,944
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(c)(i)	4.25%	01/15/2038	575	649,121
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund); Series 2020 A, RB	5.00%	12/01/2050	1,675	2,168,313
				55,117,098
Oklahoma–1.25%
Comanche (County of), OK Hospital Authority; Series 2015, Ref. RB	5.00%	07/01/2022	1,000	1,039,919
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	5,005	6,164,700
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB (Acquired 12/24/2018; Cost $1,703,893)(k)(l)	5.00%	08/01/2052	1,825	1,332,250
Oklahoma (State of) Water Resources Board; Series 2018 C, RB	4.00%	10/01/2048	1,245	1,405,457
				9,942,326
Oregon–0.81%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	505	559,676
Forest Grove (City of), OR (Pacific University); Series 2014 A, Ref. RB	5.00%	05/01/2040	1,570	1,628,013
University of Oregon; Series 2020, RB(b)(h)	5.00%	04/01/2050	3,360	4,249,299
				6,436,988
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–2.27%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue);
Series 2018 A, Ref. RB	4.00%	04/01/2044	$ 835	$ 945,453
Series 2018 A, Ref. RB	5.00%	04/01/2047	1,000	1,210,046
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2018 A-2, RB	5.00%	12/01/2048	1,180	1,459,606
Series 2018 B, RB	5.25%	12/01/2048	1,160	1,462,721
Subseries 2014 A-2, RB(j)	5.13%	12/01/2039	1,500	1,612,712
Subseries 2017 B-1, RB	5.25%	06/01/2047	1,250	1,538,952
Pennsylvania (State of) Turnpike Commission;
Series 2021 A, RB	4.00%	12/01/2043	460	546,485
Series 2021 A, RB	4.00%	12/01/2044	505	597,483
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052	1,035	1,257,901
Series 2017 B, Ref. RB(i)	5.00%	07/01/2042	4,920	5,931,670
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School);
Series 2020, Ref. RB(c)	5.00%	06/15/2040	150	176,917
Series 2020, Ref. RB(c)	5.00%	06/15/2050	285	331,540
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	795	944,199
				18,015,685
Puerto Rico–4.52%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,420	3,501,670
Series 2002, RB	5.63%	05/15/2043	1,825	1,834,485
Series 2005 A, RB(g)	0.00%	05/15/2050	5,570	875,071
Series 2005 B, RB(g)	0.00%	05/15/2055	2,530	225,638
Series 2008 A, RB(g)	0.00%	05/15/2057	14,910	995,067
Series 2008 B, RB(g)	0.00%	05/15/2057	25,155	1,316,867
Puerto Rico (Commonwealth of);
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(f)	6.00%	07/01/2027	400	412,608
Series 2004 A, GO Bonds (INS - NATL)(f)	5.25%	07/01/2021	485	488,739
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, RB	5.00%	07/01/2033	180	189,971
Series 2012 A, RB	5.13%	07/01/2037	1,600	1,691,004
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2003 NN, RB (INS - NATL)(f)	4.75%	07/01/2033	575	583,817
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2029	1,900	2,051,359
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2033	725	782,868
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2035	640	691,107
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2004 J, RB (INS - NATL)(f)	5.00%	07/01/2029	370	379,435
Series 2007 N, Ref. RB (INS - AGM)(f)	5.50%	07/01/2029	600	709,790
Series 2007 N, Ref. RB (INS - NATL)(f)	5.25%	07/01/2032	760	829,685
Series 2007 N, Ref. RB (INS - AGC)(f)	5.25%	07/01/2034	1,195	1,341,783
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2007 M-3, Ref. RB (INS - NATL)(f)	6.00%	07/01/2024	2,000	2,056,720
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2029	1,405	1,197,225
Series 2018 A-1, RB(g)	0.00%	07/01/2033	2,116	1,545,462
Series 2018 A-1, RB(g)	0.00%	07/01/2046	5,030	1,637,617
Series 2018 A-1, RB(g)	0.00%	07/01/2051	15,350	3,630,017
Series 2018 A-1, RB	4.75%	07/01/2053	1,359	1,527,739
Series 2018 A-1, RB	5.00%	07/01/2058	3,971	4,530,138
Series 2019 A-2, RB	4.33%	07/01/2040	820	909,812
				35,935,694
Rhode Island–0.10%
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2035	700	795,877
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–2.94%
Piedmont Municipal Power Agency; Series 2011 C, Ref. RB (INS - AGC)(f)	5.75%	01/01/2034	$ 7,410	$ 7,440,354
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(d)(e)	5.25%	08/01/2023	4,450	4,937,026
South Carolina (State of) Ports Authority;
Series 2015, RB(d)(e)(i)	5.25%	07/01/2025	3,240	3,855,062
Series 2015, RB(d)(e)(i)	5.25%	07/01/2025	215	255,814
Series 2015, RB(d)(e)(i)	5.25%	07/01/2025	1,045	1,243,376
South Carolina (State of) Public Service Authority; Series 2014, Ref. RB	5.00%	12/01/2046	1,175	1,341,714
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2013 E, RB	5.50%	12/01/2053	3,830	4,279,143
				23,352,489
South Dakota–0.55%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	2,500	2,845,167
Series 2015, Ref. RB	5.00%	11/01/2045	1,345	1,565,097
				4,410,264
Tennessee–1.33%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2036	1,715	2,113,412
Johnson City (City of), TN Health & Educational Facilities Board (Mountain States Health Alliance); Series 2012, RB	5.00%	08/15/2042	1,000	1,044,951
Memphis (City of), TN;
Series 2020, RB	4.00%	12/01/2045	1,700	2,046,858
Series 2020, RB	4.00%	12/01/2050	1,700	2,034,973
Memphis Center City Revenue Finance Corp. (Pyramid & Pinch District Redevelopment); Series 2011 B, RB(d)(e)	5.25%	11/01/2021	2,475	2,528,149
Nashville (City of), TN Metropolitan Airport Authority; Series 2019 B, RB(i)	5.00%	07/01/2049	655	814,964
				10,583,307
Texas–15.60%
Alamo Community College District; Series 2012, Ref. GO Bonds(b)	5.00%	08/15/2034	4,895	5,173,909
Austin (City of), TX; Series 2012, Ref. RB	5.00%	11/15/2042	1,490	1,588,674
Board of Regents of the University of Texas System; Series 2020 A, Ref. RB	3.50%	08/15/2050	1,545	1,942,741
Central Texas Regional Mobility Authority; Series 2020 E, RB	5.00%	01/01/2045	710	889,396
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,660	1,938,886
Harris (County of), TX Metropolitan Transit Authority;
Series 2011 A, RB(b)(d)(e)(h)	5.00%	11/01/2021	3,305	3,372,554
Series 2011 A, RB(b)(d)(e)(h)	5.00%	11/01/2021	3,000	3,061,320
Houston (City of), TX (United Airlines, Inc.); Series 2018, RB(i)	5.00%	07/15/2028	500	600,459
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(i)	4.75%	07/01/2024	925	970,587
Houston (City of), TX Convention & Entertainment Facilities Department;
Series 2001 B, RB (INS - AGM)(f)(g)	0.00%	09/01/2026	3,975	3,711,040
Series 2001 B, RB (INS - AGM)(f)(g)	0.00%	09/01/2027	5,015	4,573,515
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2012 A, RB	5.00%	02/15/2042	2,700	2,754,609
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(c)	5.50%	08/15/2045	1,230	1,344,039
Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2010, RB	5.25%	11/01/2040	500	510,057
Lower Colorado River Authority; Series 2019, Ref. RB	5.00%	05/15/2039	1,000	1,205,143
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(c)(i)	4.63%	10/01/2031	2,100	2,226,503
New Hope Cultural Education Facilities Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.00%	10/01/2026	1,550	1,710,439
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB	4.75%	07/01/2052	750	650,660
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,455	1,489,645
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(f)	5.00%	04/01/2046	1,985	2,206,447
New Hope Cultural Education Facilities Finance Corp. (Forefront Living Plano); Series 2020 A, RB(c)	10.00%	12/01/2025	265	281,061
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2013, RB	6.50%	01/01/2043	1,000	1,055,353
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2020, RB	5.25%	10/01/2055	2,520	2,735,512
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGC)(f)(g)	0.00%	01/01/2028	$16,400	$ 15,177,677
Series 2008 D, Ref. RB (INS - AGC)(f)(g)	0.00%	01/01/2029	2,725	2,460,789
Series 2008 D, Ref. RB (INS - AGC)(f)(g)	0.00%	01/01/2031	3,550	3,034,041
San Antonio (City of), TX;
Series 2013, RB(d)(e)	5.00%	02/01/2023	2,405	2,594,557
Series 2021 A, RB	5.00%	02/01/2049	1,340	1,726,640
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGM)(f)	5.00%	10/01/2032	2,265	2,272,253
Series 2011, RB (INS - AGM)(f)	5.00%	10/01/2037	2,475	2,483,292
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB(b)	5.00%	02/15/2047	3,415	4,086,851
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,645	1,783,042
Series 2016, Ref. RB	5.00%	05/15/2045	1,030	1,107,256
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB (Acquired 12/15/2016; Cost $1,802,278)(l)	6.38%	02/15/2048	1,785	1,462,024
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	85	98,021
Series 2020, Ref. RB	6.75%	11/15/2051	85	97,623
Series 2020, Ref. RB	6.88%	11/15/2055	85	98,004
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	4,000	4,800,399
Temple (City of), TX; Series 2018 A, RB(c)	5.00%	08/01/2028	685	770,478
Texas (State of) Transportation Commission;
Series 2016 A, GO Bonds	5.00%	04/01/2044	1,585	1,884,274
Series 2019, RB(g)	0.00%	08/01/2037	1,250	713,544
Series 2019, RB(g)	0.00%	08/01/2039	1,400	716,478
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. RB(d)(e)	5.00%	08/15/2022	1,000	1,059,010
Series 2015 B, Ref. RB(g)	0.00%	08/15/2036	3,075	1,760,986
Series 2015 B, Ref. RB(g)	0.00%	08/15/2037	705	385,467
Series 2015 C, Ref. RB	5.00%	08/15/2033	5,000	5,618,410
Series 2015 C, Ref. RB	5.00%	08/15/2042	3,805	4,235,333
Texas (State of) Turnpike Authority (Central Texas Turnpike System);
Series 2002 A, RB (INS - BHAC)(f)(g)	0.00%	08/15/2027	6,800	6,433,435
Series 2002, RB(d)(g)	0.00%	08/15/2027	200	188,000
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	4,075	4,778,530
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(i)	5.00%	12/31/2055	1,070	1,203,733
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(i)	7.00%	12/31/2038	1,250	1,427,077
Texas Private Activity Bond Surface Transportation Corp. (Segment 3C); Series 2019, RB(i)	5.00%	06/30/2058	2,390	2,932,722
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	545	548,712
				123,931,207
Utah–1.12%
Salt Lake (City of), UT;
Series 2017 A, RB(b)(i)	5.00%	07/01/2047	2,540	3,061,383
Series 2018 A, RB(i)	5.00%	07/01/2048	1,275	1,543,939
Series 2018 A, RB(i)	5.25%	07/01/2048	1,710	2,098,982
Utah (County of), UT; Series 2016 B, RB(b)	4.00%	05/15/2047	2,025	2,168,970
				8,873,274
Virgin Islands–0.19%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, RB	5.00%	10/01/2029	1,485	1,488,354
Virginia–2.24%
Richmond (City of), VA Metropolitan Authority; Series 2002, Ref. RB (INS - NATL)(f)	5.25%	07/15/2022	1,295	1,330,753
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group); Series 2020, Ref. RB	5.00%	07/01/2047	1,255	1,923,405
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB	5.00%	09/01/2050	$ 330	$ 322,047
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB(i)	6.00%	01/01/2037	785	830,760
Series 2012, RB(i)	5.50%	01/01/2042	3,355	3,526,910
Virginia (Commonwealth of) Small Business Financing Authority (Express Lanes, LLC);
Series 2012, RB(i)	5.00%	07/01/2034	3,645	3,741,723
Series 2012, RB(i)	5.00%	01/01/2040	1,810	1,857,689
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(i)	5.00%	12/31/2049	1,155	1,391,956
Series 2017, RB(i)	5.00%	12/31/2052	2,420	2,911,795
				17,837,038
Washington–3.12%
Kalispel Tribe of Indians; Series 2018 A, RB(c)	5.00%	01/01/2032	1,350	1,583,989
Seattle (Port of), WA; Series 2012 A, Ref. RB	5.00%	08/01/2032	2,500	2,639,712
Washington (State of);
Series 2004 F, GO Bonds (INS - AMBAC)(f)(g)	0.00%	12/01/2029	5,100	4,527,933
Series 2019 A, GO Bonds(b)	5.00%	08/01/2042	1,850	2,327,350
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	1,160	1,405,582
Series 2018, RB(b)(h)	5.00%	07/01/2048	4,140	5,001,033
Series 2018, RB	5.00%	07/01/2048	830	984,458
Washington (State of) Health Care Facilities Authority; Series 2019 A-2, Ref. RB(b)(h)	5.00%	08/01/2044	3,635	4,485,152
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(c)	5.00%	07/01/2046	435	461,309
Series 2016 A, Ref. RB(c)	5.00%	07/01/2051	360	381,229
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2031	1,030	1,030,000
				24,827,747
West Virginia–0.12%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(c)	7.50%	06/01/2043	840	932,193
Wisconsin–3.75%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(c)	6.75%	08/01/2031	900	1,007,463
Series 2017, RB(c)	6.75%	12/01/2042	2,100	2,408,165
Public Finance Authority (KU Campus Development Corp.); Series 2016, RB(b)(h)	5.00%	03/01/2046	3,420	4,029,742
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(c)	5.13%	06/15/2039	650	712,835
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(f)(g)	0.00%	12/15/2055	6,385	1,839,096
Series 2020 D, RB (INS - AGM)(f)(g)	0.00%	12/15/2060	24,670	5,642,397
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	5,000	5,214,626
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.50%	05/01/2034	2,000	2,037,012
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2020 A, RB(c)	6.13%	02/01/2050	420	464,374
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(c)	6.38%	01/01/2048	640	537,414
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,655	1,890,673
Series 2018 A, RB	5.35%	12/01/2045	1,655	1,880,111
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences);
Series 2012, RB	5.50%	04/01/2032	1,155	1,197,668
Series 2015, Ref. RB	5.75%	04/01/2035	815	942,795
				29,804,371
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wyoming–0.32%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(b)(d)(e)	5.00%	01/01/2027	$ 2,060	$ 2,547,771
TOTAL INVESTMENTS IN SECURITIES(p)–158.78% (Cost $1,128,501,591)					1,261,511,639
FLOATING RATE NOTE OBLIGATIONS–(30.03)%
Notes with interest and fee rates ranging from 0.57% to 0.85% at 05/31/2021 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056(q)					(238,605,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(29.34)%					(233,084,903)
OTHER ASSETS LESS LIABILITIES–0.59%					4,666,130
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$794,487,866
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
COP	– Certificates of Participation
Ctfs.	– Certificates
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Underlying security related to TOB Trusts entered into by the Trust.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $49,573,440, which represented 6.24% of the Trust’s Net Assets.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Zero coupon bond issued at a discount.
(h)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $54,194,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(i)	Security subject to the alternative minimum tax.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2021 was $2,862,250, which represented less than 1% of the Trust’s Net Assets.
(l)	Restricted security. The aggregate value of these securities at May 31, 2021 was $5,041,795, which represented less than 1% of the Trust’s Net Assets.
(m)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2021.
(n)	Security subject to crossover refunding.
(o)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2021.
(p)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	5.45%

(q)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2021. At May 31, 2021, the Trust’s investments with a value of $385,967,540 are held by TOB Trusts and serve as collateral for the $238,605,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2021, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Value Municipal Income Trust